Balance Sheet Components - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Payroll and related costs			$ 286
Capital leases and other	$ 6	$ 7	240
Deferred rent	1,982	1,992
Total other non-current liabilities	$ 1,988	$ 1,999	$ 526